UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                              ----------------
        This Amendment (Check only one.):   [ ]  is a restatement
                                            [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:      GARNET CAPITAL HOLDINGS, INC.

Address:   825 Third Avenue, 40th Floor
           New York, NY 10022

Form 13F File Number:  28-12687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph A. Cohen
Title:     President
Phone:     (212) 755-7577

Signature, Place, and Date of Signing:

/s/ Joseph A. Cohen             New York, NY                October 10, 2008
----------------------      ----------------------       ----------------------
Joseph A. Cohen                    Place                          Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     27

Form 13F Information Table Value Total:     $ 51,270 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE

                                                            VALUE      NUMBER     SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)    OF SHARES  PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- ---------  --------    -------    --- ---- ------- -------- ------- ------ ------
ACACIA RESH CORP                 ACACIATCHCOM   003881307       443     146,700    SH         SOLE          146,700    0    0
AUDIOVOX CORP                    CL A           050757103       165      17,638    SH         SOLE           17,638    0    0
BED BATH & BEYOND INC            COM            075896100     2,199      70,000    SH         SOLE           70,000    0    0
C H ROBINSON WORLDWIDE INC       COM NEW        12541W209     4,077      80,000    SH         SOLE           80,000    0    0
COLGATE PALMOLIVE CO             COM            194162103     4,521      60,000    SH         SOLE           60,000    0    0
DELTA AIR LINES INC DEL          COM NEW        247361702       186      25,000    SH         SOLE           25,000    0    0
DOW CHEM CO                      COM            260543103     2,542      80,000    SH         SOLE           80,000    0    0
DU PONT E I DE NEMOURS & CO      COM            263534109     2,620      65,000    SH         SOLE           65,000    0    0
EXPEDITORS INTL WASH INC         COM            302130109     3,717     106,700    SH         SOLE          106,700    0    0
HALLIBURTON CO                   COM            406216101     1,296      40,000    SH         SOLE           40,000    0    0
HOME DEPOT INC                   COM            437076102     2,201      85,000    SH         SOLE           85,000    0    0
INGERSOLL-RAND COMPANY LTD       CL A           G4776G101     1,524      48,900    SH         SOLE           48,900    0    0
KELLOGG CO                       COM            487836108     4,769      85,000    SH         SOLE           85,000    0    0
KEY ENERGY SVCS INC              COM            492914106       870      75,000    SH         SOLE           75,000    0    0
LOWES COS INC                    COM            548661107     2,132      90,000    SH         SOLE           90,000    0    0
MAJESCO ENTERTAINMENT CO         COM NEW        560690208        65      75,022    SH         SOLE           75,022    0    0
MULTIMEDIA GAMES INC             COM            625453105       260      60,000    SH         SOLE           60,000    0    0
NORDSTROM INC                    COM            655664100       865      30,000    SH         SOLE           30,000    0    0
OLIN CORP                        COM PAR $1     680665205       970      50,000    SH         SOLE           50,000    0    0
OWENS CORNING NEW                COM            690742101     2,398     100,300    SH         SOLE          100,300    0    0
PEPSICO INC                      COM            713448108     2,494      35,000    SH         SOLE           35,000    0    0
PHILIP MORRIS INTL INC           COM            718172109     4,810     100,000    SH         SOLE          100,000    0    0
POWERSHARES ETF TRUST            WATERRESOURCE  73935X575     2,024     110,000    SH         SOLE          110,000    0    0
TRUMP ENTMT RESORTS INC          COM            89816T103       122     100,000    SH         SOLE          100,000    0    0
UNITED TECHNOLOGIES CORP         COM            913017109     1,802      30,000    SH         SOLE           30,000    0    0
VIRGIN MEDIA INC                 COM            92769L101       988     125,000    SH         SOLE          125,000    0    0
STANDARD PAC CORP                COM            85375C101     1,210     246,400    SH  CALL   SOLE          246,400    0    0